COMMITMENTS AND CONTINGENT LIABILITIES (Commissions and Royalty Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commissions arrangements:
Commission expenses	$ 678	$ 701	$ 781
Royalty commitments:
Royalty expense	$ 273	270	177
TAT Technologies Ltd [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	6.00%
TAT Technologies Ltd [Member] | Minimum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	12.00%
TAT Technologies Ltd [Member] | Maximum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	17.00%
Limco Piedmont Inc [Member]
Royalty commitments:
Royalty expense	$ 1,248	$ 680	$ 400
Limco Piedmont Inc [Member] | Minimum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	3.00%
Royalties percentage rate for sales of additional products developed by third parties	1.50%
Royalties percentage rate for sales of parts use in MRO services developed by third parties	10.00%
Limco Piedmont Inc [Member] | Maximum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	5.00%
Royalties percentage rate for sales of additional products developed by third parties	10.00%
Royalties percentage rate for sales of parts use in MRO services developed by third parties	20.00%